Note 8 - Long-term Investments	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
8.	LONG-TERM INVESTMENTS
(In Thousands)

	December 31
	2018	2017

Sigurd Cayman	$992	$1,232
PVEF	36	36
EMC	9,417	1,844

Total	$10,445	$3,112

The following table shows the movement of gross unrealized gains and losses of the Company’s available-for-sale securities.
(In Thousands)

	Years Ended December 31
	2018	2017	2016

Balance at beginning of year	$-	$-	$-
Other comprehensive income before reclassification adjustment	-	-	523
Reclassification adjustment	-	-	(523)

Balance at end of year	$-	$-	$-

In
July 2008,
the Company invested in preferred shares of Sigurd Cayman for
$5,700,000
to become a strategic partner of Sigurd Microelectronics Corporation (“Sigurd”). Upon completion of the transaction, the Company obtained a
19.54%
ownership of Sigurd Cayman. Prior to
2018,
the Company accounts for the investment under the cost method as the Company does not
exercise significant influence over operating and financial policies of Sigurd Cayman and management of Sigurd holds the controlling interests. In
April 2010,
the Company participated in another round of preferred shares issued by Sigurd Cayman amounting to
$1,500,000.
In
September 2015,
Sigurd Cayman announced the liquidation of its wholly owned subsidiary, Sigurd Microelectronics (Wuxi) Co., Ltd. (“Sigurd Wuxi”), whose sales and operations account for the majority business of Sigurd Cayman. In view of Sigurd Cayman’s recurring financial losses and its decision to cease operations of Sigurd Wuxi, the Company determined that the decline in fair value of the investment in Sigurd Cayman was other-than-temporary and recognized an impairment charge of
$4,835,000
in
2015.
In
December 2017,
Sigurd Cayman completed a share buyback program. Accordingly, a portion of Company’s shares in Sigurd Cayman were returned in exchange for cash of
$1,133,000.
Under ASU
No.
2016
-
01,
the Company utilizes the measurement alternative to account for equity investments in privately-held companies without readily determinable fair values, and the Company revalued and recorded an impairment adjustment of
$240,000
at
December 31, 2018.
As of
December 31, 2018,
the Company held
8,557,577
shares, which represented an
18.88%
ownership of Sigurd Cayman.

In
November 2005,
the Company invested in PVEF, a fund management company in Singapore, with an investment amount of
$585,000
(
SG$1,000,000
) for
20
units in the placement at
SG$50,000
per unit. The Company further invested
$357,000
(
SG$500,000
) in
June 2010
to obtain
30
units. A portion of the shares were redeemed by PVEF in
November 2012,
and
May 2015
at a cost of
$445,000
and
$330,000,
respectively, and the carrying cost of the Company is reduced to
$167,000
accordingly. In
December 2015,
in view of the fund’s liquidation and continuous lower net asset value than the cost, the Company determined that the decline in fair value of the investment in PVEF was other-than- temporary and recognized an impairment charge of
$118,000.
A portion of the shares were further redeemed by PVEF, gains of
20,000
and
12,000
were recognized for
2017
and
2016,
respectively. Accordingly, the carrying cost of the investment was reduced to
$36,000
as of
December 31, 2017.
The Company held a
5%
interest in the fund as of
December 31, 2018.
No
further impairment was recognized given the qualitative assessment made by the Company in
2018.

The Company invested
$1,960,000
(
NT$62,900,000
) in EMC’s
3,468,000
ordinary shares in
June 2010.
EMC is a fabless power device design company in Taiwan, specialized in power semiconductor process development, and the design of high efficiency power device and system. In
December 2012,
the Company sold
200,000
shares in the amount of
$138,000.
In
January 2018,
EMC successfully listed on Taipei Exchange. The Company recognized gains on its quoted market price to record the changes in fair value. A total gain of
$10,156,000
net fair value changes including a portion of disposal were recorded for the year ended
December 31, 2018.
As of
December 31, 2018,
the Company held
2,754,854
shares at the cost of
$1,459,000,
which represented a
7.80%
ownership of EMC.

The Company invested in ordinary shares of
X
-FAB Silicon Foundries SE (
“X
-FAB”) in
July 2002.
X
-FAB (formerly known as
X
-FAB Semiconductor Foundries AG) is a European-American foundry group that specializes in analog/mixed-signal application. As of
December 31, 2015,
the Company held
530,000
shares at the cost of
$4,968,000
(
4,982,000
EURO), which represented a
1.60%
ownership of
X
-FAB. In
April 2016,
the Company sold the entire
X
-FAB’s ordinary shares to a
third
party company and a gain of
$413,000
was recorded for the year ended
December 31, 2016.

The Company invested in the preference shares of GEM Services, Inc. (“GEM”) in
August 2002.
GEM is a multinational semiconductor assembly and test company. In
April 2016,
GEM was successfully listed on the Taiwan Stock Exchange and as such investment was classified as available-for-sale. In the third
quarter of
2016,
the Company sold the entire GEM’s shares in the stock exchange market and a gain of
$523,000
was recorded for the year ended
December 31, 2016.